DISPOSAL OF ASSETS (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011 Vessels and Equipment [Member] Front Alfa [Member]	Mar. 31, 2012 Vessels and Equipment [Member] Front Alfa [Member]	Jun. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] Titan Orion (ex-Front Duke) [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Rider [Member]	Jun. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Climber [Member]
Significant Acquisitions and Disposals [Line Items]
Net gain (loss) on sale						$ (2,100,000)
Net (loss) gain on lease terminations	(500,000)	0	10,119,000	(12,548,000)				10,600,000
Impairment loss on vessels					$ 24,800,000		$ 4,900,000		$ 4,900,000	$ 4,200,000